Financial assets - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other financial assets
Loans and receivables - Non-Current	$ 3,081	$ 2,388
Loans and receivables - Total	3,081	2,388
Other- Non-Current	86,234	3,435
Other - Current	2,469	4,049
Other - Total	88,703	7,484
Total non-current financial assets	89,315	5,823
Total current financial assets	2,469	4,049
Financial assets held with third party - Total	91,784	9,872
Accounts receivable under securitization program	82,638	0
Impairment on non-recoverable loans and receivables	$ 4,462	4,547
Impairment on other non-recoverable financial assets		$ 1,076